Investment securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 176,329	$ 409,288
Unrealized Gross Gain	6,920	10,215
Unrealized Gross Loss	232	3,203
Fair Value	183,017	416,300
Corporate Debt Securities [Member]
Amortized Cost	17,064	89,022
Unrealized Gross Gain	322	270
Unrealized Gross Loss	0	2,094
Fair Value	17,386	87,198
Corporate Debt Securities [Member] | Brazil [Member]
Amortized Cost	13,581	45,937
Unrealized Gross Gain	158	152
Unrealized Gross Loss	0	2,094
Fair Value	13,739	43,995
Corporate Debt Securities [Member] | Colombia [Member]
Amortized Cost	986	28,169
Unrealized Gross Gain	60	89
Unrealized Gross Loss	0	0
Fair Value	1,046	28,258
Corporate Debt Securities [Member] | Peru [Member]
Amortized Cost	530	14,916
Unrealized Gross Gain	17	29
Unrealized Gross Loss	0	0
Fair Value	547	14,945
Corporate Debt Securities [Member] | Chile [Member]
Amortized Cost	1,967
Unrealized Gross Gain	87
Unrealized Gross Loss	0
Fair Value	2,054
Sovereign Debt [Member]
Amortized Cost	159,265	320,266
Unrealized Gross Gain	6,598	9,945
Unrealized Gross Loss	232	1,109
Fair Value	165,631	329,102
Sovereign Debt [Member] | Brazil [Member]
Amortized Cost	28,783	44,541
Unrealized Gross Gain	1,965	2,401
Unrealized Gross Loss	0	376
Fair Value	30,748	46,566
Sovereign Debt [Member] | Colombia [Member]
Amortized Cost	15,489	59,204
Unrealized Gross Gain	0	1,682
Unrealized Gross Loss	199	230
Fair Value	15,290	60,656
Sovereign Debt [Member] | Peru [Member]
Amortized Cost		25,487
Unrealized Gross Gain		602
Unrealized Gross Loss		0
Fair Value		26,089
Sovereign Debt [Member] | Guatemala [Member]
Amortized Cost		5,469
Unrealized Gross Gain		0
Unrealized Gross Loss		19
Fair Value		5,450
Sovereign Debt [Member] | Honduras [Member]
Amortized Cost	15,986	16,384
Unrealized Gross Gain	224	0
Unrealized Gross Loss	0	166
Fair Value	16,210	16,218
Sovereign Debt [Member] | Mexico [Member]
Amortized Cost	20,553	63,094
Unrealized Gross Gain	1,779	2,456
Unrealized Gross Loss	0	62
Fair Value	22,332	65,488
Sovereign Debt [Member] | Panama [Member]
Amortized Cost	37,845	46,796
Unrealized Gross Gain	1,828	2,227
Unrealized Gross Loss	0	61
Fair Value	39,673	48,962
Sovereign Debt [Member] | Venezuela [Member]
Amortized Cost	39,548	59,291
Unrealized Gross Gain	801	577
Unrealized Gross Loss	33	195
Fair Value	40,316	59,673
Sovereign Debt [Member] | Chile [Member]
Amortized Cost	1,061
Unrealized Gross Gain	1
Unrealized Gross Loss	0
Fair Value	$ 1,062